SOLE-SOURCE COST-SHARING AGREEMENT	12 Months Ended
Mar. 31, 2016
SOLE-SOURCE COST-SHARING AGREEMENT [Text Block]
12.	SOLE-SOURCE COST-SHARING AGREEMENT

During the fiscal year ended March 31, 2016, the Company entered into a sole source cost sharing contract executed with the USAMRMC. Under the terms of the contract, the USAMRMC will reimburse the Company up to a maximum of $2,996,244 representing approximately 62% of the Company’s estimated costs for the registrational trial (“the trial”) investigating the safety and effectiveness of the portable neuromodulation stimulator for mild to moderate traumatic brain injury. The trial expires on December 31, 2016 however the Company is working with the USAMRMC to extend the contract into 2017 based on the current trial forecast timelines.. As of March 31, 2016, the Company has received a total of $1,458,374 in respect of expenses reimbursed. All reimbursement amounts received are credited directly to the accounts in which the original expense is recorded, including research and development, wages and salaries, and legal expenses.

Under the terms of the agreement, the USAMRMC may terminate their obligation at any time with 30 days written notice.